FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
Mar. 31, 2022 CNY (¥)
FAIR VALUE MEASUREMENTS
Assets measured at fair value on a recurring basis, transfers into level 3	¥ 0
Assets measured at fair value on a recurring basis, transfers out of level 3	0
Liabilities measured at fair value on a recurring basis, transfers into level 3	0
Liabilities measured at fair value on a recurring basis, transfers into level 3, transfers out of level 3	¥ 0